ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES.
ORDINARY SHARES

13. ORDINARY SHARES

Upon completion of the IPO, the Company issued 7,000,000 ADSs, representing 35,000,000 Class A ordinary shares, and 1,050,000 ADSs, representing 5,250,000 Class A ordinary shares, pursuant to the underwriters’ full exercise of their option to purchase additional ADSs. Proceeds from the issuance of IPO shares, net of issuance cost, were RMB589,587 thousand. Immediately prior to the completion of the IPO, all the ordinary shares held by the controlling shareholder were converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders were converted into an equal number of the Class A ordinary shares, all of outstanding Contingently Redeemable Ordinary Shares were automatically converted on a one-for-one basis into 11,318,619 Class A ordinary shares, and the related aggregate carrying value of RMB171,580 thousand was reclassified from mezzanine equity to shareholders’ equity.

13. ORDINARY SHARES (Continued)

As of December 31, 2021 and 2022, the authorized share capital consisted of 1,000,000,000 shares, of which 700,000,000 shares were designated as Class A ordinary shares, 200,000,000 as Class B ordinary shares, and 100,000,000 shares of such class (or classes) as the board of directors may determine. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to ten votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

As of December 31, 2021, there were 125,122,382 Class A shares issued and 123,852,667 outstanding, and 144,000,000 Class B ordinary shares issued and outstanding. As of December 31, 2022, there were 125,122,382 Class A shares issued and 121,722,467 outstanding, and 144,000,000 Class B ordinary shares issued and outstanding. No Class B ordinary shares were converted into Class A ordinary shares during the years ended December 31, 2020, 2021 and 2022.